Supplemental Cash Flow Information and Non-Cash Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental cash flow information
Cash paid during the year for income taxes	₩ 3,187	₩ 1,279	₩ 1,344
Interest paid		4	11
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	65	940	1,242
Reclassification of long-term deferred revenue to accounts payable	4,699
Reclassification of prepayment to intangible assets	₩ 9	₩ 6	₩ 31